Supplemental Cash Flow Information (Supplemental Information Related to Consolidated Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash paid during the year:
Interest	¥ 1,109	¥ 1,080	¥ 1,408
Income taxes	39,382	33,554	31,134
Non-cash investing and financing activities:
Accounts payable for purchases of held-to-maturity securities			6,000
Accounts payable for purchases of property, plant and equipment	18,717	14,671	15,532
Accounts payable for purchases of intangible assets	3,859	5,445	1,458
Acquisition of noncontrolling interests by share exchange		4,217
Obtaining assets by entering into capital lease	912	851	692
Acquisitions of businesses:
Fair value of assets acquired	122,336	28,691	46,977
Fair value of liabilities assumed	(35,276)	(7,507)	(17,477)
Noncontrolling interests	(4,267)		(5,140)
Cash acquired	(7,471)	(1,569)	(2,410)
Subtotal	75,322	19,615	21,950
Additional payment for an acquisition of business in the previous year		58	726
Acquisitions of businesses, net of cash acquired	¥ 75,322	¥ 19,673	¥ 22,676